Quarterly Report
November 30, 2022
MFS®  Technology Fund
SCT-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	193,898	$16,004,341
CME Group, Inc.	39,816	7,027,524
Tradeweb Markets, Inc.	85,701	5,267,183
		$28,299,048
Business Services – 16.2%
Accenture PLC, “A”	108,526	$32,658,729
Endava PLC, ADR (a)	120,892	9,273,625
Equifax, Inc.	33,229	6,558,408
Factset Research Systems, Inc.	7,435	3,429,691
Fidelity National Information Services, Inc.	213,614	15,504,104
FleetCor Technologies, Inc. (a)	84,479	16,574,780
Global Payments, Inc.	250,874	26,035,707
Morningstar, Inc.	30,212	7,405,867
MSCI, Inc.	18,017	9,149,573
Paya, Inc. (a)	1,536,287	14,302,832
PayPal Holdings, Inc. (a)	242,526	19,016,464
TaskUs, Inc., “A” (a)	139,516	2,744,280
Thoughtworks Holding, Inc. (a)	615,130	5,609,986
TransUnion	67,587	4,263,388
Verisk Analytics, Inc., “A”	65,492	12,031,535
WEX, Inc. (a)	148,798	25,167,694
		$209,726,663
Cable TV – 0.7%
Charter Communications, Inc., “A” (a)	24,336	$9,522,433
Computer Software – 26.1%
Activision Blizzard, Inc.	126,343	$9,343,065
Adobe Systems, Inc. (a)	95,934	33,090,515
Asana, Inc. (a)	20,505	372,371
Atlassian Corp. (a)	35,058	4,611,880
Black Knight, Inc. (a)	227,891	14,126,963
Dun & Bradstreet Holdings, Inc.	600,161	8,078,167
Freshworks, Inc, “A” (a)(l)	98,379	1,454,042
Intuit, Inc.	80,712	32,897,404
Microsoft Corp.	665,126	169,700,248
Mobileye Global, Inc., “A” (a)	148,565	4,235,588
Palo Alto Networks, Inc. (a)	74,334	12,629,346
Paycor HCM, Inc. (a)	163,275	4,721,913
Qualtrics International, “A” (a)	133,337	1,368,038
RAKUS Co. Ltd.	173,900	2,236,974
RingCentral, Inc. (a)	73,620	2,728,357
Salesforce, Inc. (a)	194,285	31,134,171
Topicus.com, Inc. (a)	104,286	5,799,050
		$338,528,092
Computer Software - Systems – 7.7%
Apple, Inc.	112,942	$16,718,804
Arista Networks, Inc. (a)	60,842	8,475,291
Constellation Software, Inc.	7,780	12,542,159
Descartes Systems Group, Inc. (a)	164,115	11,394,045
Hitachi Ltd.	184,800	9,931,292
HubSpot, Inc. (a)	19,385	5,874,237
Nuvei Corp. (a)	86,638	2,669,317
Q2 Holdings, Inc. (a)	109,947	2,990,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
ServiceNow, Inc. (a)	52,111	$21,693,809
Shopify, Inc. (a)	196,605	8,037,213
		$100,326,725
Consumer Services – 3.0%
Booking Holdings, Inc. (a)	19,013	$39,536,583
Electronics – 6.6%
Advanced Micro Devices (a)	146,403	$11,365,265
KLA Corp.	42,750	16,807,162
Lam Research Corp.	12,441	5,876,880
Marvell Technology, Inc.	378,203	17,594,004
NVIDIA Corp.	202,165	34,212,383
		$85,855,694
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	16,297	$5,224,655
Insurance – 3.3%
Aon PLC	53,099	$16,369,360
Arthur J. Gallagher & Co.	134,608	26,801,799
		$43,171,159
Internet – 12.4%
Alphabet, Inc., “A” (a)	1,199,002	$121,087,212
Gartner, Inc. (a)	37,644	13,189,328
Meta Platforms, Inc., “A” (a)	113,154	13,363,487
Pinterest, Inc. (a)	99,988	2,541,695
Tencent Holdings Ltd.	278,000	10,446,325
		$160,628,047
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	108,788	$11,497,804
Medical Equipment – 0.2%
Maravai Lifesciences Holdings, Inc., “A” (a)	187,984	$2,797,202
Other Banks & Diversified Financials – 8.9%
Mastercard, Inc., “A”	211,655	$75,433,842
S&P Global, Inc.	25,517	9,002,398
Visa, Inc., “A”	139,778	30,331,826
		$114,768,066
Specialty Stores – 7.9%
Amazon.com, Inc. (a)	1,055,612	$101,908,782
Telecommunications - Wireless – 0.3%
SBA Communications Corp., REIT	12,053	$3,607,463
Total Common Stocks		$1,255,398,416
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	29,757,624	$29,757,624

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Special Products & Services – 0.2%
Invesco QQQ Trust Series I – June 2023 @ $295	Put	Exchange Traded	$ 33,267,024	1,134	$2,612,736
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	143,550	$143,550

Other Assets, Less Liabilities – 0.7%		8,825,711
Net Assets – 100.0%		$1,296,738,037
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,757,624 and $1,258,154,702, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At November 30, 2022, the fund had cash collateral of $78,201 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,181,445,564	$—	$—	$1,181,445,564
Canada	40,441,784	—	—	40,441,784
Japan	—	12,168,266	—	12,168,266
China	—	10,446,325	—	10,446,325
United Kingdom	9,273,625	—	—	9,273,625
Israel	4,235,588	—	—	4,235,588
Mutual Funds	29,901,174	—	—	29,901,174
Total	$1,265,297,735	$22,614,591	$—	$1,287,912,326

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $727,013. These loans were collateralized by cash of $143,550 and U.S. Treasury Obligations (held by the lending agent) of $568,758.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,247,779	$48,190,130	$73,680,187	$43	$(141)	$29,757,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$281,614	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.